Form N-1A Cover	May 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Federated Hermes Institutional Trust
Entity Central Index Key	0000925723
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Prospectus Date	Jul. 31, 2026